Dec. 01, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Multi-Asset Global Allocation Fund

The following changes are effective on or about July 29, 2019:

DWS Multi-Asset Global Allocation Fund is renamed DWS Multi-Asset Growth Allocation Fund. All references in the fund's prospectus to DWS Multi-Asset Global Allocation Fund are superseded with DWS Multi-Asset Growth Allocation Fund.

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

The Advisor has contractually agreed through November 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 1.15% for Class T shares. In addition, effective July 29, 2019 through November 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 1.12% for Class T shares. These agreements may only be terminated with the consent of the fund's Board. Because acquired fund fees and expenses are estimated for the current fiscal year based on expected acquired fund allocations, individual shareholders may experience total operating expenses higher or lower than this expense cap depending upon when shares are redeemed and the fund's actual allocations to acquired funds.

The following information replaces the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus.

Main investments. The fund seeks to achieve its objective by investing in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies).

Investments may be made directly in securities and derivatives or in DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by DWS Investment Management Americas, Inc., the fund's investment advisor, or one of its affiliates). The fund may also invest in securities of unaffiliated mutual funds or ETFs when the economic exposure to a particular market or sector is not available through a DWS fund. DWS funds and other funds and ETFs in which the fund may invest are referred to as "underlying funds." The fund's allocations among direct investments and underlying funds will vary over time and at times the fund may operate as a fund-of-funds, investing almost entirely in underlying funds. The fund may be appropriate for investors seeking high total investment returns. Under normal market conditions, the fund will invest between 70% and 85% of assets in equity securities, including investments in underlying funds that invest primarily in equity securities, and between 15% and 30% of assets in fixed income securities, including investments in underlying funds that invest primarily in fixed income securities. The fund may also allocate up to 15% of fund assets in alternative asset classes in place of either fixed income or equity allocations. Variations outside of the stated ranges in the target percentage allocation for equity securities and fixed income securities are permitted up to plus or minus 10% of the fund's assets.

The fund can buy many types of securities (directly or indirectly through investment in underlying funds), among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities and ETFs. The fund may invest in securities of any size, investment style, category or credit quality, and from any country (including emerging markets).